LONG-TERM DEBT - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Aug. 20, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: Current portion of long-term debt	$ 0		$ 13,750
Less: unamortized debt issuance costs	7,723
Long-term debt, net	712,277		231,946
Angi Inc.
Debt Instrument [Line Items]
Long-term debt	720,000		247,500
Less: Current portion of long-term debt	0		13,750
Less: unamortized debt issuance costs	7,723		1,804
Long-term debt, net	712,277		231,946
Angi Inc. | Senior Notes | ANGI 3.875% Senior Notes
Debt Instrument [Line Items]
Long-term debt	500,000		0
Stated interest rate (as a percent)		3.875%
Angi Inc. | Term Loan | ANGI Group Term Loan due November 5, 2023 ("ANGI Group Term Loan")
Debt Instrument [Line Items]
Long-term debt	$ 220,000		$ 247,500